Share-based compensation - Stock option activities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of units
Forfeited		(398,000)
Weighted average exercise price
Granted		$ 1.20	$ 0.60
Forfeited		$ 0.56
Original Option Units
Number of units
Outstanding as of beginning	28,366,000	27,098,000
Granted	0		1,666,000
Forfeited	(335,000)
Outstanding as of ending	28,031,000	28,366,000	27,098,000
Expected to be vested as of ending	28,031,000	28,366,000
Weighted average exercise price
Outstanding as of beginning	$ 0.35	$ 0.31
Granted	0		$ 1.06
Forfeited	0.59
Outstanding as of ending	0.35	0.35	0.31
Expected to be vested as of ending	0.35	0.35
Weighted average grant date fair value
Weighted Average Grant Date Fair Value, Beginning balance	0.29	0.27
Weighted Average Grant Date Fair Value, Ending balance	0.29	0.29	$ 0.27
Weighted Average Grant Date Fair Value, Expected to be vested	$ 0.29	$ 0.29
Weighted average remaining contractual years
Weighted average remaining contractual years outstanding	6 years 4 months 28 days	6 years 8 months 1 day	6 years 9 months 18 days
Expected to be vested as of ending	6 years 4 months 28 days	6 years 8 months 1 day
Aggregate intrinsic value
Outstanding as of beginning	$ 14,548,534	$ 38,324,597
Outstanding as of ending	23,243,902	14,548,534	$ 38,324,597
Expected to be vested as of ending	$ 23,243,902	$ 13,312,140
Additional Option Units
Number of units
Outstanding as of beginning	1,292,041	933,742
Granted		460,756
Forfeited	(47,955)	(102,457)
Outstanding as of ending	1,244,086	1,292,041	933,742
Expected to be vested as of ending	1,244,086	1,292,041
Weighted average exercise price
Outstanding as of beginning	$ 0.80	$ 0.60
Granted		1.20
Forfeited	0.87	0.81
Outstanding as of ending	0.80	0.80	$ 0.60
Expected to be vested as of ending	0.80	0.80
Weighted average grant date fair value
Weighted Average Grant Date Fair Value, Beginning balance	0.57	0.41
Weighted Average Grant Date Fair Value, Ending balance	0.56	0.57	$ 0.41
Weighted Average Grant Date Fair Value, Expected to be vested	$ 0.56	$ 0.57
Weighted average remaining contractual years
Weighted average remaining contractual years outstanding	1 year 2 months 1 day	1 year 5 months 1 day	1 year 4 months 2 days
Expected to be vested as of ending	1 year 2 months 1 day	1 year 5 months 1 day
Aggregate intrinsic value
Outstanding as of beginning	$ 14,548,534	$ 831,030
Outstanding as of ending	482,350	14,548,534	$ 831,030
Expected to be vested as of ending	$ 482,350	$ 176,520